Trade and Other Receivables - Summary of Aged Analysis of Trade Receivables and Amounts Receivable in Respect of Construction Contracts at Balance Sheet Date (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	$ 3,916	$ 4,020
Americas Materials
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	1,742	1,708
Building Products
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	892	964
Europe Materials
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	1,282	1,348
Not past due
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	2,797	2,815
Not past due | Americas Materials
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	1,225	1,139
Not past due | Building Products
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	584	626
Not past due | Europe Materials
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	988	1,050
- less than 60 days
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	823	919
- less than 60 days | Americas Materials
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	415	469
- less than 60 days | Building Products
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	190	227
- less than 60 days | Europe Materials
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	218	223
- 60 days or greater but less than 120 days
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	191	192
- 60 days or greater but less than 120 days | Americas Materials
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	73	74
- 60 days or greater but less than 120 days | Building Products
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	76	74
- 60 days or greater but less than 120 days | Europe Materials
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	42	44
- 120 days or greater
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	105	94
- 120 days or greater | Americas Materials
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	29	26
- 120 days or greater | Building Products
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	42	37
- 120 days or greater | Europe Materials
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	$ 34	$ 31